Prepayment and other current assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepayment and other current assets
Summary of prepayment and other current assets

	As of	As of	As of
	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
Prepaid expenses	8,617,132	11,937,161	1,706,258
Prepayment for intangible assets	—	43,352,840	6,196,716
Employee loans	—	2,729,457	390,141
Other project investment	—	1,683,616	240,649
Escrow deposit	3,284,685	—	—
Other receivables	202,289	1,937,493	276,940
Total	12,104,106	61,640,567	8,810,704